DRYDEN TOTAL RETURN BOND FUND, INC.

Gateway Center Three

100 Mulberry Street

Newark, New Jersey 07102

April 15, 2005

VIA EDGAR

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	Dryden Total Return Bond Fund, Inc.
(File No. 33-55441)

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this certification that the Prospectus and Statement of Additional Information for the above-referenced Registrant do not differ from that contained in Post-Effective Amendment No. 17 to the Registrant’s Registration Statement on Form N-1A, which was electronically filed with the Commission on April 14, 2005.

If you have any questions concerning this filing, please contact Jonathan D. Shain at (973) 802-6469.

Very Truly yours,

/s/ Jonathan D. Shain

Jonathan D. Shain

Secretary